Derivative Liability (Details Narrative) - USD ($)					12 Months Ended
	Oct. 10, 2017	Sep. 25, 2017	Nov. 23, 2015	Oct. 23, 2015	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Number of warrants to purchase common stock						342,116
Derivative liabilities						$ 1,853,000
Change in fair value of warrant liability					$ 459,000	$ 277,000
2015 Private Placement Financing [Member]
Number of warrants to purchase common stock	268,909	1,599,135
Number of warrants issued					20,376,219
Number of warrants exercise during the period		118,057
Issuance of share of common stock		63,811
Stock price	$ 1.03	$ 1.00
Fair value assumption of warrant expiration term	3 years 1 month 6 days	3 years 2 months 12 days
2015 Private Placement Financing [Member] | Measurement Input, Exercise Price [Member]
Warrant expiration warrant exercise price	$ 0.45	$ 0.45
2015 Private Placement Financing [Member] | Measurement Input, Price Volatility [Member]
Fair value assumption rate	70.00%	70.00%
2015 Private Placement Financing [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair value assumption rate	1.60%	1.60%
2015 Private Placement Financing [Member] | Six-Month Warrant [Member]
Number of warrants issued							2,820,670
2015 Private Placement Financing [Member] | October Closing Date [Member] | Five Years [Member]
Number of warrants to purchase common stock				6,666,666
Warrant term				5 years
2015 Private Placement Financing [Member] | October Closing Date [Member] | Six Months [Member]
Number of warrants to purchase common stock				8,666,666
Warrant term				6 months
2015 Private Placement Financing [Member] | November Closing Date [Member] | Five Years [Member]
Number of warrants to purchase common stock			2,222,217
Warrant term			5 years
2015 Private Placement Financing [Member] | November Closing Date [Member] | Six Months [Member]
Number of warrants to purchase common stock			2,820,670
Warrant term			6 months